SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2017
Accounting Policies [Abstract]
Schedule of property and equipment depreciation and amortization period

Amortization of improvements to leased property is calculated over the shorter of the life of the lease or the estimated useful life of the improvements. Lives used to determine depreciation and amortization are generally as follows:

Buildings and improvements	18-40 years
Improvements to leased property	3-40 years
Fixtures and equipment	7-12 years
Other	3-5 years

Schedule of investments measured at fair value

In accordance with the provisions of Fair Value Measurements, the following are the Company’s financial assets measured on a recurring basis presented at fair value.

	Fair value measurements at reporting date using
Description	July 31, 2017	Level 1	Level 2	Level 3	July 31, 2016	Level 1	Level 2	Level 3
Assets:
Marketable securities - available-for-sale	$2,815,727	$2,815,727	$–	$–	$2,062,205	$2,062,205	$–	$–